Cover Page	12 Months Ended
Dec. 31, 2019 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2019
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY
Entity Registrant Name	DouYu International Holdings Ltd
Entity Central Index Key	0001762417
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Voluntary Filers	No
Entity Shell Company	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Interactive Data Current	Yes
Entity Common Stock, Shares Outstanding	32,751,819
Document Accounting Standard	U.S. GAAP
Entity Address, Address Line One	20/F, Building A, New Development International Center
Entity Address, Address Line Two	No. 473 Guanshan Avenue
Entity Address, Address Line Three	Hongshan District
Entity Address, City or Town	Wuhan
Entity Address, Country	CN
Document Annual Report	true
Document Transition Report	false
Entity File Number	001-38967
Document Shell Company Report	false
Document Registration Statement	false
Trading Symbol	DOYU
Title of 12(b) Security	American depositary shares
Security Exchange Name	NASDAQ
Ordinary Shares [Member]
Document Information [Line Items]
No Trading Symbol Flag	true
Title of 12(b) Security	Ordinary shares
Security Exchange Name	NASDAQ